Prepaid expenses and other current assets	12 Months Ended
Dec. 31, 2022
Prepaid expenses and other current assets
Prepaid expenses and other current assets

4. Prepaid expenses and other current assets

Prepaid expenses and other current assets consist of the following:

	As of
	December 31,	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
Earnings rights associated with loan assets(1)	99,235,400	—	—
Prepaid expenses(2)	19,325,954	22,102,763	3,204,599
Input VAT to be deducted	63,867,418	20,676,758	2,997,848
Interest receivable of Consolidated Trusts	7,889,836	1,839,865	266,755
Dividend receivable(3)	15,000,000	15,000,000	2,174,796
Advance to employee	1,205,085	410,339	59,494
Others	6,603,785	11,052,616	1,602,479
Total prepaid expenses and other current assets	213,127,478	71,082,341	10,305,971
(1)In 2019, the Group purchased earnings rights of two loan assets from a related party without recourse (Note 13). The principal of the two underlying loans amounted to RMB100 million and RMB280 million , respectively. Based on the earnings right transfer agreement, the Group obtains the contractual right to receive principal and interest payments of the underlying loans through the transfer of earnings rights from Jiangxi Ruijing and is obligated legally to absorb the credit risk. Therefore, the Group recognized the earning rights as other receivable under “Prepaid expenses and other current assets”. The remaining loans had been fully repaid in 2022.

The Group assesses the allowance for credit losses for the earnings rights of loan assets in accordance with ASC 326, taking reference with the credit ratings of the corresponding loan borrowers and applying the probability of default rates, based on the mapping of probability of default rates and external credit ratings.

The following table presents the movement of the allowances for the credit losses for earnings rights associated with the loan assets:

		Reversal of provision of
		credit losses for
	As of	earnings rights	As of
	December 31,	associated with the loan	December 31,
	2020	assets	2021
	RMB	RMB	RMB
Total	1,987,960	(1,223,360)	764,600

		Reversal of provision of
		credit losses for
	As of	earnings rights	As of
	December 31,	associated with the loan	December 31,
	2021	assets	2022
	RMB	RMB	RMB
Total	764,600	(764,600)	—

		Reversal of provision of
		credit losses for
	As of	earnings rights	As of
	December 31,	associated with the loan	December 31,
	2021	assets	2022
	US$	US$	US$
Total	110,857	(110,857)	—
(2)	Prepaid expenses mainly relate to prepaid service fee to the Group’s service providers.
(3)	The amount represents dividend receivable from the nominal shareholder of Jiangxi Ruijing.